INCOME TAX (Tables)	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of income tax provision

	2020	2019
Statutory U.S. federal rate	$(6,649,878)	$(3,878,443)
State income tax net of federal benefit	(1,141,758)	(767,428)
Permanent items	77,747	109,580
Other prior year adjustments	(99,275)	(1,339)
Rate adjustment	(12,921)	65,267
Valuation allowance	7,826,085	4,472,363
Total income tax expense (benefit)	$—	$—

Summary of significant components of the Company's deferred tax assets

	2020	2019
Net operating loss carryforwards	$24,923,945	$18,039,466
Amortizable assets	6,321	7,143
Equity compensation	50,118	77,916
Salaries and wages	1,048,104	151,442
Deferred rent	—	133,387
Deferred revenue	861,120	544,415
Leasehold improvements	611,657	—
Other	303,317	26,535
Total deferred tax assets	27,804,582	18,980,304
Less: valuation allowance	(25,316,127)	(17,490,042)
Net deferred tax asset	2,488,455	1,490,262
Operating lease ROU	(545,045)	—
Fixed assets	(1,943,410)	(1,490,262)
Total deferred tax liabilities	(2,488,455)	(1,490,262)
Net deferred tax assets (liabilities)	$—	$—

LifeSci Acquisition II Corp
Schedule of income tax provision

	June 30,
	2021	2020
Federal
Current	$—	$—
Deferred	(117,904)	(210)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	117,904	210
Income tax provision	$—	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	June 30,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	(21.0)%	(21.0)%
Income tax provision	0.0%	0.0%

Summary of significant components of the Company's deferred tax assets

	June 30,
	2021	2020
Deferred tax asset
Net operating loss carryforward	$6,802	$210
Startup/Organization Expenses	111,312	—
Total deferred tax asset	118,114	210
Valuation allowance	(118,114)	(210)
Deferred tax asset, net of allowance	$—	$—